Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 2,875,396	¥ 2,636,309
Derivative assets, Fair value		21,190	14,929
Derivative liabilities, Fair value	[1]	20,790	14,517
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,874,217	2,635,161
Derivative assets, Fair value	[2],[3]	21,151	14,909	[1]
Derivative liabilities, Fair value	[1],[2],[3]	20,789	14,517
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	47,976	45,721
Derivative assets, Fair value	[2],[3]	1,921	851	[1]
Derivative liabilities, Fair value	[1],[2],[3]	2,008	920
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,522,172	2,243,179
Derivative assets, Fair value	[2],[3]	13,590	8,612	[1]
Derivative liabilities, Fair value	[1],[2],[3]	13,214	8,290
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	36,155	35,343
Derivative assets, Fair value	[2],[3]	407	533	[1]
Derivative liabilities, Fair value	[1],[2],[3]	457	464
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	267,313	310,677
Derivative assets, Fair value	[2],[3]	5,224	4,912	[1]
Derivative liabilities, Fair value	[1],[2],[3]	5,104	4,842
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	601	241
Derivative assets, Fair value	[2],[3]	9	1	[1]
Derivative liabilities, Fair value	[1],[2],[3]	6	1
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,179	1,148
Derivative assets, Fair value		39	20
Derivative liabilities, Fair value	[1]	1
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,064	1,002
Derivative assets, Fair value		39	20
Derivative liabilities, Fair value	[1]	0
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	115	146
Derivative assets, Fair value			0
Derivative liabilities, Fair value	[1]	¥ 1

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2019 and 2020, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.